UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06110

Western Asset Funds, Inc.

Name of Fund:

100 International Drive

Baltimore, MD 21202

Fund Address:

Robert I. Frenkel

Western Asset Funds, Inc

100 First Stamford Place

Stamford, CT 06902

Name and address of agent for service:

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: 07/01/2011–06/30/2012

Item 1 – Proxy Voting Record:

Proxy Voting Record – Attached on behalf of Western Asset Total Return Unconstrained Fund and Western Asset High Yield Fund.

There were no proxies voted on behalf of Western Asset Limited Duration Bond Fund, Western Asset Intermediate Bond Fund, Western Asset Core Bond Fund, Western Asset Core Plus Bond Fund, Western Asset Inflation-Indexed Plus Bond Fund, Western Asset Non-U.S. Opportunity Bond Fund, Western Asset Global Multi-Sector Fund and Western Asset Enhanced Equity Fund.

Effective September 21, 2011, Western Asset Absolute Return Portfolio was renamed Western Asset Total Return Unconstrained Portfolio. Effective April 30, 2012, Western Asset Total Return Unconstrained Portfolio was renamed Western Asset Total Return Unconstrained Fund.

Effective April 30, 2012, Western Asset High Yield Portfolio was renamed Western Asset High Yield Fund.

Effective April 30, 2012, Western Asset Limited Duration Bond Portfolio was renamed Western Asset Limited Duration Bond Fund.

Effective April 30, 2012, Western Asset Intermediate Bond Portfolio was renamed Western Asset Intermediate Bond Fund.

Effective April 30, 2012, Western Asset Core Bond Portfolio was renamed Western Asset Core Bond Fund.

Effective April 30, 2012, Western Asset Core Plus Bond Portfolio was renamed Western Asset Core Plus Bond Fund.

Effective April 30, 2012, Western Asset Inflation Indexed Plus Bond Portfolio was renamed Western Asset Inflation Indexed Plus Bond Fund.

Effective April 30, 2012, Western Asset Non-U.S. Opportunity Bond Portfolio was renamed Western Asset Non-U.S. Opportunity Bond Fund.

Effective September 21, 2011, Western Asset Global Strategic Income Portfolio was renamed Western Asset Global Multi-Sector Portfolio. Effective April 30, 2012, Western Asset Global Multi-Sector Portfolio was renamed Western Asset Global Multi-Sector Fund.

Effective April 30, 2012, Western Asset Enhanced Equity Portfolio was renamed Western Asset Enhanced Equity Fund.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-06110
Reporting Period: 07/01/2011 - 06/30/2012
Western Asset Funds, Inc.

========================= Western Asset Core Bond Fund =========================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Core Plus Bond Fund =======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

====================== Western Asset Enhanced Equity Fund ======================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

========== Western Asset Global Multi-Sector Fund (fka Western Asset  ==========
==========             Global Strategic Income Portfolio)             ==========

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

======================== Western Asset High Yield Fund =========================

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: JUL 15, 2011   Meeting Type: SPECIAL
Record Date:  JUL 13, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
N/A   Proxy to Assign Power of Attorney to    FOR       FOR          Management
      New Board of Directors

--------------------------------------------------------------------------------

DEEP OCEAN GROUP

Ticker:       TRMA           Security ID:  51EQOCEAN
Meeting Date: AUG 31, 2011   Meeting Type: SPECIAL
Record Date:  AUG 30, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
N/A   Proxies for the Power of Attorney and   FOR       FOR          Management
      approval of board compensation

--------------------------------------------------------------------------------

HORIZON LINES INC

Ticker:       HRZ            Security ID:  44044K101
Meeting Date: DEC 02, 2011   Meeting Type: SPECIAL
Record Date:  DEC 01, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
Item  Proposal to amend the company's         FOR       FOR          Management
1     amended and restated Certificate of
      Incorporation to effect a 1-for-25
      reverse stock split of the common
      stock.
Item  Proposal to increase the number of      FOR       FOR          Management
2     authorized shares of common stock from
      100,000,000 to 2,500,000,000.
Item  Proposal to authorize the issurance of  FOR       FOR          Management
3     warrants in lieu of cash or redemtpion
      notes in consideratioin for "Excess
      Shares" to faciliate compliance with
      the Jones Act.
Item  Proposal to transact any other          FOR       FOR          Management
4     business as may properly come before
      the Special Meeting or any adjournment
      or postponement of the Special Meeting.

================ Western Asset Inflation Indexed Plus Bond Fund ================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

===================== Western Asset Intermediate Bond Fund =====================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

=================== Western Asset Limited Duration Bond Fund ===================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================= Western Asset Non-U.S. Opportunity Bond Fund =================

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

================ Western Asset Total Return Unconstrained Fund =================

CITADEL BROADCASTING CORPORATION

Ticker:       CDELB          Security ID:  17285T205
Meeting Date: SEP 15, 2011   Meeting Type: SPECIAL
Record Date:  AUG 31, 2011

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Proposal to adopt the agreement and     FOR       FOR          Management
      plan of merger.
2     Proposal to approve the adjournment of  FOR       FOR          Management
      the special meeting.
3.1   Elect Director.                         FOR       FOR          Management
4     Proposal to approve on a non-binding,   FOR       Against      Management
      advisory basis.
5     Proposal to ratify the appointment of   FOR       FOR          Management
      Deloitte & Touche LLP to serve as
      independent registered public
      accountants for year 2011.

========== END NPX REPORT

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Funds, Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken,
President of Western Asset Funds, Inc.

Date: August 24, 2012